Employee Retirement Benefits (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated amounts that will be amortized from accumulated other comprehensive (income) loss over the next fiscal year:
Net gain (loss)					$ (13,694,000)	$ 4,021,000	$ (4,073,000)
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on total of service and interest cost components, increase					0
Effect on total of service and interest cost components, decrease					0
U.S. Plan
Amounts recognized in balance sheet:
Pension and Other Postretirement Defined Benefit Plans, Liabilities					(180,500,000)	(183,200,000)
Prior service credit (cost)					9,100,000	10,100,000
Net gain (loss)					(167,600,000)	(160,300,000)
Accumulated other comprehensive income (loss)					(158,500,000)	(150,200,000)
Unfunded accrued pension or postretirement benefit					(22,000,000)	(33,000,000)
Net obligation recognized in the balance sheet					(180,500,000)	(183,200,000)
Total recognized in other comprehensive (income) loss					8,300,000	34,500,000
Total recognized in net periodic benefit cost and other comprehensive (income) loss					43,500,000	67,100,000
Estimated amounts that will be amortized from accumulated other comprehensive (income) loss over the next fiscal year:
Net gain (loss)					(16,000,000)	(11,100,000)
Accumulated Benefit Obligation at December 31					619,200,000	537,000,000
Weighted-average assumptions as of December 31
Discount rate (as a percent)					4.00%	4.70%
Expected return of assets (as a percent)					7.60%	8.00%
Average rate of increase in compensation (as a percent)					4.60%	4.60%
Components of Net Periodic Benefit Cost:
Service cost	7,100,000	7,000,000	14,400,000	13,300,000	24,800,000	26,200,000	24,000,000
Interest cost	6,900,000	7,400,000	13,600,000	13,900,000	28,200,000	27,500,000	26,100,000
Expected return on plan assets	(7,500,000)	(8,000,000)	(15,000,000)	(15,300,000)	(31,500,000)	(30,500,000)	(26,600,000)
Net amortizations	4,000,000	3,200,000	8,300,000	6,000,000	11,800,000	7,200,000	4,600,000
Settlement loss					2,000,000	2,200,000	400,000
Curtailment gain					0	0	0
Net pension and postretirement expense	10,500,000	9,600,000	21,300,000	17,900,000	35,300,000	32,600,000	28,500,000
Weighted average discount rate for expense (January 1)					4.71%	5.12%	5.42%
Weighted average assumed long-term rate of return on assets (January 1)					8.00%	8.40%	8.50%
Pension Benefits - Non-U.S.
Amounts recognized in balance sheet:
Pension and Other Postretirement Defined Benefit Plans, Liabilities					(46,100,000)	(33,800,000)
Prior service credit (cost)					0	0
Net gain (loss)					(17,500,000)	(10,700,000)
Accumulated other comprehensive income (loss)					(17,500,000)	(10,700,000)
Unfunded accrued pension or postretirement benefit					(28,600,000)	(23,100,000)
Net obligation recognized in the balance sheet					(46,100,000)	(33,800,000)
Total recognized in other comprehensive (income) loss					6,800,000	12,200,000
Total recognized in net periodic benefit cost and other comprehensive (income) loss					6,100,000	900,000
Estimated amounts that will be amortized from accumulated other comprehensive (income) loss over the next fiscal year:
Net gain (loss)					(400,000)	100,000
Accumulated Benefit Obligation at December 31					216,800,000	187,600,000
Weighted-average assumptions as of December 31
Discount rate (as a percent)					4.30%	4.80%
Expected return of assets (as a percent)					7.40%	7.40%
Average rate of increase in compensation (as a percent)					2.00%	2.10%
Components of Net Periodic Benefit Cost:
Service cost	700,000	300,000	1,300,000	600,000	1,900,000	4,000,000	5,200,000
Interest cost	2,300,000	2,300,000	4,600,000	4,600,000	9,700,000	11,000,000	9,700,000
Expected return on plan assets	(3,200,000)	(3,000,000)	(6,300,000)	(6,000,000)	(12,100,000)	(12,800,000)	(10,000,000)
Net amortizations	100,000	(100,000)	200,000	(100,000)	(100,000)	(700,000)	(1,000,000)
Settlement loss					0	0	0
Curtailment gain					0	(12,900,000)	(200,000)
Special termination benefit cost						100,000	0
Net pension and postretirement expense	(100,000)	(500,000)	(200,000)	(900,000)	(600,000)	(11,300,000)	3,700,000
Weighted average discount rate for expense (January 1)					4.78%	5.36%	5.71%
Weighted average assumed long-term rate of return on assets (January 1)					7.44%	7.46%	7.46%
Postretirement Benefits (U.S.)
Amounts recognized in balance sheet:
Pension and Other Postretirement Defined Benefit Plans, Liabilities					(19,000,000)	(18,200,000)
Prior service credit (cost)					0	0
Net gain (loss)					(2,300,000)	(1,200,000)
Accumulated other comprehensive income (loss)					(2,300,000)	(1,200,000)
Unfunded accrued pension or postretirement benefit					(16,700,000)	(17,000,000)
Net obligation recognized in the balance sheet					(19,000,000)	(18,200,000)
Total recognized in other comprehensive (income) loss					1,100,000	(700,000)
Total recognized in net periodic benefit cost and other comprehensive (income) loss					2,100,000	500,000
Estimated amounts that will be amortized from accumulated other comprehensive (income) loss over the next fiscal year:
Net gain (loss)					(100,000)	(100,000)
Weighted-average assumptions as of December 31
Discount rate (as a percent)					3.60%	4.40%
Initial health care cost trend rate (as a percent)					7.80%	8.10%
Ultimate health care cost trend rate (as a percent)					4.50%	4.50%
Number of years to ultimate trend rate (in years)					17 years	18 years
Components of Net Periodic Benefit Cost:
Service cost	0	100,000	100,000	200,000	200,000	200,000	300,000
Interest cost	100,000	200,000	300,000	400,000	800,000	900,000	900,000
Expected return on plan assets	0	0	0	0	0	0	0
Net amortizations	100,000	0	100,000	0	0	100,000	0
Settlement loss					0	0	0
Curtailment gain					0	0	0
Net pension and postretirement expense	200,000	300,000	500,000	600,000	1,000,000	1,200,000	1,200,000
Weighted average discount rate for expense (January 1)					4.40%	4.90%	5.40%
Initial health care cost trend rate (as a percent)					8.10%	8.40%	8.70%
Ultimate health care cost trend rate (as a percent)					4.50%	4.50%	4.50%
Number of years to ultimate health trend rate (in years)					17 years	18 years	19 years
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on postretirement benefit obligation, increase					500
Effect on postretirement benefit obligation, decrease					$ (400)